Primary and secondary segments reporting - Business segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business segments
Net interest income	€ 33,370	€ 31,994	€ 35,283
Net fee income	10,502	10,015	11,779
Gains (losses) on financial transactions	1,563	2,187	1,531
Other operating income	969	83	636
Total income	46,404	44,279	49,229
Administrative expenses, depreciation and amortisation	(21,415)	(21,130)	(23,280)
Profit from operations	24,989	23,149	25,949
Net loan-loss provisions	(7,436)	(12,432)	(9,321)
Other gains (losses) and provisions	(3,006)	(12,793)	(4,085)
Operating profit/(loss) before tax	14,547	(2,076)	12,543
Income tax	(4,894)	(5,632)	(4,427)
Profit/(loss) from continuing operations	9,653	(7,708)	8,116
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	9,653	(7,708)	8,116
Profit/(loss) attributable to non-controlling interests	1,529	1,063	1,601
Profit/(loss) attributable to the parent	8,124	(8,771)	6,515
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	29	50	31
Retail Banking
Business segments
Net interest income	31,389	30,056	33,308
Net fee income	7,011	6,986	8,663
Gains (losses) on financial transactions	920	1,133	1,025
Other operating income	316	(153)	291
Total income	39,636	38,022	43,287
Administrative expenses, depreciation and amortisation	(17,193)	(17,285)	(19,280)
Profit from operations	22,443	20,737	24,007
Net loan-loss provisions	(7,114)	(11,633)	(9,132)
Other gains (losses) and provisions	(2,064)	(1,237)	(1,623)
Operating profit/(loss) before tax	13,265	7,867	13,252
Income tax	(4,052)	(2,525)	(4,132)
Profit/(loss) from continuing operations	9,213	5,342	9,120
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	9,213	5,342	9,120
Profit/(loss) attributable to non-controlling interests	1,344	921	1,364
Profit/(loss) attributable to the parent	7,869	4,421	7,756
Santander Corporate & Investment Banking
Business segments
Net interest income	2,995	2,918	2,728
Net fee income	1,750	1,543	1,520
Gains (losses) on financial transactions	684	670	689
Other operating income	264	201	289
Total income	5,693	5,332	5,226
Administrative expenses, depreciation and amortisation	(2,301)	(2,038)	(2,281)
Profit from operations	3,392	3,294	2,945
Net loan-loss provisions	(130)	(470)	(155)
Other gains (losses) and provisions	(10)	(135)	(91)
Operating profit/(loss) before tax	3,252	2,689	2,699
Income tax	(938)	(773)	(815)
Profit/(loss) from continuing operations	2,314	1,916	1,884
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	2,314	1,916	1,884
Profit/(loss) attributable to non-controlling interests	146	118	171
Profit/(loss) attributable to the parent	2,168	1,798	1,713
Wealth Management & Insurance
Business segments
Net interest income	375	394	479
Net fee income	1,276	1,154	1,190
Gains (losses) on financial transactions	101	98	117
Other operating income	414	384	340
Total income	2,166	2,030	2,126
Administrative expenses, depreciation and amortisation	(902)	(872)	(939)
Profit from operations	1,264	1,158	1,187
Net loan-loss provisions	(27)	(29)	23
Other gains (losses) and provisions	10	0	(13)
Operating profit/(loss) before tax	1,247	1,129	1,197
Income tax	(304)	(270)	(280)
Profit/(loss) from continuing operations	943	859	917
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	943	859	917
Profit/(loss) attributable to non-controlling interests	36	37	50
Profit/(loss) attributable to the parent	907	822	867
PagoNxt
Business segments
Net interest income	1	(1)	20
Net fee income	493	362	456
Gains (losses) on financial transactions	(1)	(1)	(3)
Other operating income	2	(3)	0
Total income	495	357	473
Administrative expenses, depreciation and amortisation	(673)	(443)	(407)
Profit from operations	(178)	(86)	66
Net loan-loss provisions	(10)	(12)	(21)
Other gains (losses) and provisions	(39)	(2)	0
Operating profit/(loss) before tax	(227)	(100)	45
Income tax	(24)	(15)	(33)
Profit/(loss) from continuing operations	(251)	(115)	12
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(251)	(115)	12
Profit/(loss) attributable to non-controlling interests	2	1	(2)
Profit/(loss) attributable to the parent	(253)	(116)	14
Corporate Centre
Business segments
Net interest income	(1,390)	(1,373)	(1,252)
Net fee income	(28)	(30)	(50)
Gains (losses) on financial transactions	(141)	287	(297)
Other operating income	(27)	(25)	(19)
Total income	(1,586)	(1,141)	(1,618)
Administrative expenses, depreciation and amortisation	(346)	(329)	(373)
Profit from operations	(1,932)	(1,470)	(1,991)
Net loan-loss provisions	(155)	(30)	(36)
Other gains (losses) and provisions	(190)	(411)	(237)
Operating profit/(loss) before tax	(2,277)	(1,911)	(2,264)
Income tax	242	67	157
Profit/(loss) from continuing operations	(2,035)	(1,844)	(2,107)
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(2,035)	(1,844)	(2,107)
Profit/(loss) attributable to non-controlling interests	2	0	(9)
Profit/(loss) attributable to the parent	(2,037)	(1,844)	(2,098)
Operating segment
Business segments
Net interest income	33,370	31,994	35,283
Net fee income	10,502	10,015	11,779
Gains (losses) on financial transactions	1,563	2,187	1,531
Other operating income	969	404	901
Total income	46,404	44,600	49,494
Administrative expenses, depreciation and amortisation	(21,415)	(20,967)	(23,280)
Profit from operations	24,989	23,633	26,214
Net loan-loss provisions	(7,436)	(12,174)	(9,321)
Other gains (losses) and provisions	(2,293)	(1,785)	(1,964)
Operating profit/(loss) before tax	15,260	9,674	14,929
Income tax	(5,076)	(3,516)	(5,103)
Profit/(loss) from continuing operations	10,184	6,158	9,826
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	10,184	6,158	9,826
Profit/(loss) attributable to non-controlling interests	1,530	1,077	1,574
Profit/(loss) attributable to the parent	€ 8,654	€ 5,081	€ 8,252